Subsequent Events (Details) - USD ($)			1 Months Ended
	Apr. 11, 2023	Feb. 06, 2023	Sep. 19, 2023	Mar. 23, 2023	Jan. 17, 2023	Jun. 09, 2023	Mar. 10, 2023
Subsequent Events (Details) [Line Items]
Additional deposited amount		$ 87,500					$ 87,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Value of minimum listed securities				$ 35,000,000
Operating expenses					$ 200,000
Conversion price (in Dollars per share)					$ 10
Shares outstanding (in Shares)					200,000
Non-convertible promissory note	$ 87,500	87,500
Additional deposited amount	$ 87,500	$ 87,500					$ 87,500
Deposit						$ 87,500
Forecast [Member]
Subsequent Events (Details) [Line Items]
Minimum amount for compliance period			$ 35,000,000